EMPLOYEE BENEFIT PLANS PART 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Chilquinta Energia Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 3	$ 4	$ 4
Luz del Sur Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 10	$ 10	$ 9